Investments In Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of financial position (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	$ 184,173	$ 113,568	$ 99,042
Current assets	305,703	312,136
Current liabilities	82,487	82,942
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	19,561	14,318
Current assets	7,867	5,701
Non-current assets	66,863	7,880
Current liabilities	11,112	7,477
Non-current liabilities	$ 8,903	$ 0